Stock-based Compensation (Detail) - Summary of Stock Options Outstanding And Exercisable Under Our Stock Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number Outstanding	13,150,000	3,075,000	3,075,000
0.10 Price
Number Outstanding	12,700,000
Weighted Average Remaining Contractual Life (Years)	5 years
Weighted Average Exercise Price	$ 0.10
Number Exercisable	10,375,000
Weighted Average Remaining Contractual Life (Years)	5 years
Weighted Average Exercise Price	$ 0.10
0.50 Price
Number Outstanding	450,000
Weighted Average Remaining Contractual Life (Years)	1 year 3 months 29 days
Weighted Average Exercise Price	$ 0.50
Number Exercisable	450,000
Weighted Average Remaining Contractual Life (Years)	1 year 3 months 29 days
Weighted Average Exercise Price	$ 0.50
Oustanding Total
Number Outstanding	13,150,000
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 13 days
Weighted Average Exercise Price	$ 0.11
Exercisable Total
Number Exercisable	10,825,000
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 6 days
Weighted Average Exercise Price	$ 0.12